Deferred tax	6 Months Ended
Jun. 30, 2018
Deferred tax
Deferred tax

C7     Deferred tax

The statement of financial position contains the following deferred tax assets and liabilities in relation to:

	2018 £m
			Movement	Other
			through	movements
			other	including
		Movement in	comprehensive	foreign
		income	income and	currency
	At 1 Jan	statement	equity	movements	At 30 Jun
Deferred tax assets
Unrealised losses or gains on investments	14	(1)	55	(1)	67
Balances relating to investment and insurance contracts	1	—	—	—	1
Short-term temporary differences	2,498	(343)	(12)	44	2,187
Capital allowances	14	1	—	1	16
Unused tax losses	100	63	1	—	164
Total	2,627	(280)	44	44	2,435

Deferred tax liabilities
Unrealised losses or gains on investments	(1,748)	126	186	32	(1,404)
Balances relating to investment and insurance contracts	(872)	(49)	—	(4)	(925)
Short-term temporary differences	(2,041)	27	(11)	(36)	(2,061)
Capital allowances	(54)	—	—	1	(53)
Total	(4,715)	104	175	(7)	(4,443)

Under IAS 12, ‘Income Taxes’, deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on the tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

Deferred tax assets are recognised to the extent that they are regarded as recoverable, that is to the extent that, on the basis of all available evidence, it can be regarded as more likely than not that there will be suitable taxable profits from which the future reversal of the underlying temporary differences can be deducted.

The principal reasons for the decrease in deferred tax assets are a reduction in the deferred tax asset in the US insurance business relating to a narrowing of the difference between the accounting basis and tax basis for insurance reserves following changes in US interest rates, combined with a reduction in the deferred tax asset for losses on derivatives, which for US tax purposes are spread across three years, reflecting a lower level of losses in the first half of 2018 (and therefore a lower amount deferred to subsequent periods) compared to the first half of 2017.

The taxation regimes applicable across the Group often apply separate rules to trading and capital profits and losses. The distinction between temporary differences that arise from items of either a trading or capital nature may affect the recognition of deferred tax assets. For the 2018 half year results and financial position at 30 June 2018 the following tax benefits have not been recognised:

	2018		2017
	30 Jun		31 Dec
	Tax benefit £m	Losses £bn	Tax benefit £m	Losses £bn
Capital losses	70	0.4	79	0.4
Trading losses	42	0.2	74	0.3

Of the unrecognised trading losses, losses giving rise to a tax benefit of £38 million will expire within the next seven years, the rest have no expiry date.